Prospectus supplement dated January 4, 2018
to the following prospectus(es):
Nationwide Destination Architect 2.0, Nationwide Destination All American Gold 2.0, Nationwide Destination All American Gold NY 2.0, Nationwide Destination B 2.0, Nationwide Destination B NY 2.0, Nationwide Destination EV NY 2.0, Nationwide Destination L NY 2.0, Nationwide Destination Navigator 2.0, Nationwide Destination Navigator NY 2.0, Nationwide YourLife Protection VUL - NLAIC, Marathon Performance VUL, Nationwide YourLife Accumulation VUL - NLAIC, Nationwide YourLife Survivorship VUL, Nationwide Protector IVUL, Nationwide Accumulator IVUL, Nationwide YourLife Protection VUL - New York, Nationwide YourLife Accumulation VUL - New York, Nationwide YourLife Survivorship VUL - New York, NLIC Options Plus, NLIC Options Premier, BOA America's Future Annuity, BOA V, BOA IV, BOA America's Vision Annuity, BOA America's Future Annuity II, BOA Achiever Annuity, America's Horizon Annuity, BOA Future Venue Annuity, Nationwide Heritage Annuity, BOA Elite Venue Annuity, Nationwide Destination All American Gold, Compass All American Gold, Key All American Gold, M&T All American Gold, Nationwide Destination B, Nationwide Destination C, Nationwide Destination EV 2.0, Nationwide Destination L, Nationwide Destination L 2.0, BOA FPVUL, BOA Next Generation FPVUL, and BOA ChoiceLife FPVUL dated May 1, 2017
BOA America's Exclusive Annuity II dated May 1, 2016
BOA America's Income Annuity dated May 1, 2014
BOA Choice Annuity, Paine Webber Choice Annuity, BOA Choice Venue Annuity II, Nationwide Destination EV, Nationwide Destination Navigator, Nationwide Destination Navigator (New York) dated May 1, 2013
Schwab Income Choice Variable Annuity dated May 1, 2012
Schwab Custom Solutions Variable Annuity dated May 1, 2010
Marathon VUL (NLAIC), BOA Last Survivorship II, BOA ChoiceLife Survivorship, Next Generation Survivorship Life, BOA ChoiceLife Survivorship II, BOA Protection Survivorship Life, BOA ChoiceLife Protection dated May 1, 2009
Survivor Options Premier (NLIC), Survivor Options Elite (NLIC), Survivor Options Premier (NLAIC), Options Premier (NLAIC), Nationwide Enterprise The Best of America Annuity, Nationwide Options Select AO, BOA MSPVL, BOA MSPVL II (BOA MSPVL Future), BOA Protection FPVUL, BOA ChoiceLife Protection FPVUL, Nationwide Options Select - New York dated May 1, 2008
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
On December 18, 2017 (the "Effective Date"), the Fidelity Funds’ Board of Trustees approved the removal of short-term redemption fees from certain Fidelity funds.
Therefore, the following changes apply as of the Effective Date:
•	Short-term redemption fees will no longer be assessed on the Fidelity Variable Insurance Products Fund – VIP Energy Portfolio: Service Class 2 fund.
PROS-0372